Financial Instruments - Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Beginning balance	R$ 3,585,051
Ending balance	4,032,985	R$ 3,585,051
Current financial assets at fair value through profit or (loss) [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	132,453	7,146
Capital deployment	3,082	61,531
Sales and distributions	(3,833)	(163)
Transfer from level 2 to level 3		41,080
Gain (Loss) recognized in finance income	1,635	22,859
Ending balance	R$ 130,067	R$ 132,453